                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End: December 31

Date of Reporting Period: July 1, 2007 - September 30, 2007

                                                     NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

MID CAP GROWTH PORTFOLIO

                                                                       Market
  Shares                                                                Value
  ------                                                               ------
            COMMON STOCKS -- 100.0%
            AEROSPACE/DEFENSE -- 1.6%
   43,240   Rockwell Collins                                        $  3,158,250
                                                                    ------------
            APPAREL -- 3.5%
   45,625   Coach, Inc.*                                               2,156,694
   41,770   Crocs, Inc.*                                               2,809,033
   23,315   VF Corp.                                                   1,882,686
                                                                    ------------
                                                                       6,848,413
                                                                    ------------
            BUSINESS SERVICES -- 2.2%
   18,000   ITT Educational Services, Inc.*                            2,190,420
   31,100   Ritchie Bros. Auctioneers, Inc.                            2,024,610
                                                                    ------------
                                                                       4,215,030
                                                                    ------------
            COMPUTER SOFTWARE & SERVICES -- 5.9%
   43,600   FactSet Research Systems, Inc.                             2,988,780
  139,285   Juniper Networks, Inc.*                                    5,099,224
  181,555   Nuance Communications, Inc.*                               3,505,827
                                                                    ------------
                                                                      11,593,831
                                                                    ------------
            CONSUMER PRODUCTS & SERVICES -- 2.6%
  109,970   Alberto-Culver Co.                                         2,726,156
   75,700   The Goodyear Tire & Rubber Co.*                            2,302,037
                                                                    ------------
                                                                       5,028,193
                                                                    ------------
            CORRECTIONAL INSTITUTIONS -- 1.6%
  120,900   Corrections Corporation of America*                        3,163,953
                                                                    ------------
            ELECTRONIC INSTRUMENTS & CONTROLS -- 6.3%
   70,690   Amphenol Corp. - Class A                                   2,810,634
   68,435   Avnet, Inc.*                                               2,727,819
   24,815   Ceradyne, Inc.*                                            1,879,488
   46,925   FLIR Systems, Inc.*                                        2,599,176
   19,200   Garmin Ltd.                                                2,292,480
                                                                    ------------
                                                                      12,309,597
                                                                    ------------
            ELECTRONICS -- 2.1%
   69,185   Hasbro, Inc.                                               1,928,878
   93,000   Mattel, Inc.                                               2,181,780
                                                                    ------------
                                                                       4,110,658
                                                                    ------------

            ENERGY -- 4.3%
   38,500   Allegheny Energy, Inc.*                                    2,012,010
   37,300   Constellation Energy Group                                 3,199,967
  122,700   Quanta Services*                                           3,245,415
                                                                    ------------
                                                                       8,457,392
                                                                    ------------
            FINANCIAL SERVICES -- 3.9%
   33,840   Ameriprise Financial, Inc.                                 2,135,642
   21,000   IntercontinentalExchange, Inc.*                            3,189,900
   22,000   Jones Lang LaSalle, Inc.                                   2,260,720
                                                                    ------------
                                                                       7,586,262
                                                                    ------------
            HEALTHCARE PRODUCTS & SERVICES -- 3.8%
   49,540   Health Net, Inc.*                                          2,677,637
   44,300   WellCare Health Plans, Inc.*                               4,670,549
                                                                    ------------
                                                                       7,348,186
                                                                    ------------
            INSURANCE -- 1.3%
   64,700   CNA Financial Corp.                                        2,544,004
                                                                    ------------
            IRON & STEEL -- 2.9%
   56,400   AK Steel Holding Corp.*                                    2,478,780
   28,600   Allegheny Technologies, Inc.                               3,144,570
                                                                    ------------
                                                                       5,623,350
                                                                    ------------
            MEDICAL EQUIPMENT & SUPPLIES -- 5.3%
   54,145   DENTSPLY International, Inc.                               2,254,598
   15,040   Intuitive Surgical, Inc.*                                  3,459,200
   29,400   Laboratory Corporation of America Holdings*                2,299,962
   40,610   Thermo Fisher Scientific, Inc.*                            2,344,009
                                                                    ------------
                                                                      10,357,769
                                                                    ------------
            MEDICAL SPECIALTIES -- 1.0%
   42,120   St. Jude Medical, Inc.*                                    1,856,228
                                                                    ------------
            MISCELLANEOUS FABRICATED PRODUCTS -- 2.9%
   51,800   CommScope, Inc.*                                           2,602,432
   57,400   McDermott International, Inc.*                             3,104,192
                                                                    ------------
                                                                       5,706,624
                                                                    ------------
            OIL/GAS -- 9.3%
   35,000   Cameron International Corp.*                               3,230,150
   84,000   FMC Technologies, Inc.*                                    4,843,440
   43,100   Frontier Oil Corp.                                         1,794,684
   57,155   Holly Corp.                                                3,419,584
   33,545   National-Oilwell Varco, Inc.*                              4,847,252

                                                                    ------------
                                                                      18,135,110
                                                                    ------------
            PHARMACEUTICALS -- 3.8%
   30,080   Allergan, Inc.                                             1,939,258
   34,740   Celgene*                                                   2,477,309
   55,500   Express Scripts, Inc.*                                     3,098,010
                                                                    ------------
                                                                       7,514,577
                                                                    ------------
            PRODUCER MANUFACTURING -- 10.2%
   56,860   Albermarle Corp.                                           2,513,212
   59,560   BE Aerospace, Inc.*                                        2,473,527
   21,960   Cummins, Inc.                                              2,808,464
   62,230   Owens-Illinois, Inc.*                                      2,579,434
   30,835   PACCAR, Inc.                                               2,628,684
   18,800   Precision Castparts Corp.                                  2,782,024
   87,750   The Manitowoc Co., Inc.                                    3,885,570
                                                                    ------------
                                                                      19,670,915
                                                                    ------------
            RECREATIONAL ACTIVITIES -- 1.5%
   18,455   Wynn Resorts, Ltd.                                         2,907,770
                                                                    ------------
            RETAIL -- 4.7%
   18,200   AutoZone, Inc.*                                            2,113,748
   44,120   Dick's Sporting Goods, Inc.*                               2,962,658
  146,410   The Kroger Co.                                             4,175,613
                                                                    ------------
                                                                       9,252,019
                                                                    ------------
            RETAIL - EATING & DRINKING PLACES -- 1.0%
   59,765   YUM! Brands, Inc.                                          2,021,850
                                                                    ------------
            SEMICONDUCTORS -- 5.6%
   34,595   Lam Research Corp.*                                        1,842,530
   33,435   MEMC Electronic Materials, Inc.*                           1,967,984
  120,480   NVIDIA Corp.*                                              4,366,195
   50,535   Varian Semiconductor Equipment*                            2,704,633
                                                                    ------------
                                                                      10,881,342
                                                                    ------------
            SOFTWARE & PROGRAMMING -- 2.8%
   22,865   Cognizant Technology Solutions Corp.*                      1,823,941
   46,000   NAVTEQ*                                                    3,586,620
                                                                    ------------
                                                                       5,410,561
                                                                    ------------
            TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 6.0%
   40,360   EchoStar Communications Corp.*                             1,889,252
   28,880   NII Holdings, Inc. - Class B*                              2,372,492
  242,480   Qwest Communications International, Inc.*                  2,221,117
   75,205   SBA Communications Corp.*                                  2,653,232
   26,320   United States Cellular Corp.*                              2,584,624
                                                                    ------------
                                                                      11,720,717
                                                                    ------------

            WASTE MANAGEMENT -- 2.5%
   86,700   Stericycle, Inc.*                                          4,955,772
                                                                    ------------
            WIRE & CABLE PRODUCTS -- 1.4%
   41,000   General Cable Corp.*                                       2,751,920
                                                                    ------------
            TOTAL COMMON STOCKS -- 100.0%                            195,130,293
               (COST $157,858,354)
            Other Assets in Excess of Liabilities -- 0.0%                 62,053
                                                                    ------------
            NET ASSETS -- 100.0%                                    $195,192,346
                                                                    ============

----------
*    Non-Income producing.

See Notes to Portfolio of Investments.

                                                     NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

AGGRESSIVE MICRO CAP GROWTH PORTFOLIO

  Shares                                                            Market Value
  ------                                                            ------------
            COMMON STOCKS -- 100.0%
            BUSINESS SERVICES -- 5.6%
   14,550   Greenfield Online, Inc.*                                $    221,888
    4,580   Michael Baker Corp.*                                         224,466
   10,100   Omnicell, Inc.*                                              288,253
   12,600   Transcend Services, Inc.*                                    193,536
    3,975   Watson Wyatt Worldwide, Inc.                                 178,637
                                                                    ------------
                                                                       1,106,780
                                                                    ------------
            CHEMICALS -- 1.9%
    8,950   KMG Chemicals, Inc.                                          234,311
    6,200   Quaker Chemical Corp.                                        145,824
                                                                    ------------
                                                                         380,135
                                                                    ------------
            COMMERCIAL SERVICES -- 4.1%
    5,905   Equifax                                                      225,099
   12,940   Hub Group, Inc. - Class A*                                   388,588
    4,315   Steiner Leisure Ltd.*                                        187,271
                                                                    ------------
                                                                         800,958
                                                                    ------------
            COMPUTER SOFTWARE & SERVICES -- 15.0%
   12,565   Ansoft Corp.*                                                414,393
   13,430   Applix, Inc.*                                                238,785
    4,855   Blue Coat Systems, Inc.*                                     382,380
   17,570   Bluephoenix Solutions Ltd.*                                  323,464
   19,790   Concur Technologies, Inc.*                                   623,780
    5,760   Ebix, Inc.*                                                  285,984
    9,600   Internap Network Services Corp.*                             136,032
   15,325   Internet Gold-Golden Lines Ltd. ADR*                         180,835
   10,355   VASCO Data Security International, Inc.*                     365,635
                                                                    ------------
                                                                       2,951,288
                                                                    ------------
            CONSUMER PRODUCTS & SERVICES -- 0.4%
    9,275   CCA Industries, Inc.                                          87,834
                                                                    ------------
            ELECTRICAL EQUIPMENT -- 0.8%
    6,650   The Eastern Co.                                              149,293
                                                                    ------------
            ELECTRONIC INSTRUMENTS & CONTROLS -- 9.5%
    4,960   AZZ, Inc.*                                                   173,402
    4,520   Cynosure, Inc. - Class A*                                    166,788
    5,610   II-VI, Inc.*                                                 193,713
    7,975   Jinpan International Ltd                                     228,883

    2,640   OYO Geospace Corp.*                                          244,753
    8,890   Silicom Ltd.*                                                204,737
   28,950   Simclar, Inc.*                                               321,055
   15,900   Spectrum Control, Inc.*                                      230,391
    9,470   Trio-Tech International                                      103,128
                                                                    ------------
                                                                       1,866,850
                                                                    ------------
            ENERGY -- 2.1%
   15,788   Quanta Services*                                             417,593
                                                                    ------------
            ENGINEERING SERVICES -- 1.7%
   43,640   Edac Technologies Corp.*                                     338,210
                                                                    ------------
            ENTERTAINMENT & LEISURE -- 2.5%
    5,335   Vail Resorts, Inc.*                                          332,317
   17,600   VCG Holding Corp.*                                           152,240
                                                                    ------------
                                                                         484,557
                                                                    ------------
            FINANCIAL SERVICES -- 1.2%
   10,275   First Cash Financial Services, Inc.*                         240,641
                                                                    ------------
            FOOD, BEVERAGE, & TOBACCO -- 4.8%
   13,760   Lifeway Foods, Inc.*                                         231,581
   10,355   Perdigao S.A. ADR                                            454,688
    5,200   The Boston Beer Company, Inc.*                               253,032
                                                                    ------------
                                                                         939,301
                                                                    ------------
            HEALTHCARE FACILITIES -- 1.2%
   14,350   Sun Healthcare Group, Inc.*                                  239,789
                                                                    ------------
            HEALTHCARE PRODUCTS & SERVICES -- 5.4%
   13,500   Albany Molecular Research*                                   203,850
    2,850   DJO, Inc.*                                                   139,935
   10,725   Healthcare Services Group, Inc.                              217,396
    9,722   Meridian Bioscience, Inc.                                    294,771
   23,100   Radnet, Inc.*                                                202,356
                                                                    ------------
                                                                       1,058,308
                                                                    ------------
            INSURANCE -- 0.7%
    4,338   Life Partners Holdings, Inc.                                 145,957
                                                                    ------------
            INTERNET SERVICES -- 0.7%
   22,000   Health Grades, Inc.*                                         129,800
                                                                    ------------
            MEDICAL DEVICES -- 3.7%
   14,505   Angeion Corp.*                                               106,467
    4,610   China Medical Technologies, Inc. ADR                         197,262
   10,950   Rochester Medical Corp.*                                     198,743
    8,400   Zoll Medical Corp.*                                          217,727
                                                                    ------------
                                                                         720,199
                                                                    ------------

            MEDICAL LABORATORIES -- 2.8%
    6,605   Bio-Reference Laboratories, Inc.*                            222,985
   15,990   MEDTOX Scientific, Inc.*                                     326,995
                                                                    ------------
                                                                         549,980
                                                                    ------------
            METALS -- 2.9%
    4,550   Ladish Co., Inc.*                                            252,434
   27,625   North American Galvanizing & Coatings, Inc.*                 209,950
    5,100   Synalloy Corp.                                               107,610
                                                                    ------------
                                                                         569,994
                                                                    ------------
            MISCELLANEOUS FABRICATED PRODUCTS -- 3.0%
   16,555   Smith & Wesson Holding Corp.*                                316,035
    3,235   Valmont Industries, Inc.                                     274,490
                                                                    ------------
                                                                         590,525
                                                                    ------------
            OIL FIELD MACHINERY & EQUIPMENT -- 1.5%
    8,845   Bolt Technology Corp.*                                       288,878
                                                                    ------------
            PERSONAL SERVICES -- 0.9%
    3,625   Nutri/System, Inc.*                                          169,976
                                                                    ------------
            PRODUCER MANUFACTURING -- 7.3%
    6,220   Astronics Corp.*                                             271,005
    2,545   Cascade Corp.                                                165,858
    5,325   GenTek, Inc.*                                                160,176
    5,360   Hardinge, Inc.                                               186,689
   14,900   Kewaunee Scientific Corp.                                    262,240
    7,220   MFRI, Inc.*                                                  128,805
    4,320   Twin Disc, Inc.                                              251,424
                                                                    ------------
                                                                       1,426,197
                                                                    ------------
            REAL ESTATE INVESTMENT TRUST -- 0.7%
   19,325   Supertel Hospitality, Inc.                                   145,711
                                                                    ------------
            REGIONAL BANKS & THRIFTS -- 1.0%
    5,112   Preferred Bank                                               201,106
                                                                    ------------
            RETAIL -- 1.7%
    3,050   Duckwall-ALCO Stores, Inc.*                                  112,393
    6,065   The Buckle, Inc.                                             230,106
                                                                    ------------
                                                                         342,499
                                                                    ------------
            RETAIL - EATING & DRINKING PLACES -- 4.5%
    9,060   Famous Dave's of America, Inc.*                              147,316
   26,160   Grill Concepts, Inc.*                                        172,394
   16,620   Morgan's Foods, Inc.*                                        167,862
   29,500   Noble Roman's, Inc.*                                         175,525
   18,550   Rick's Cabaret International, Inc.*                          215,922

                                                                    ------------
                                                                         879,019
                                                                    ------------
            SEMICONDUCTORS -- 1.9%
    6,100   NVE Corp.*                                                   189,832
    7,800   Silicon Motion Technology Corp. ADR*                         175,578
                                                                    ------------
                                                                         365,410
                                                                    ------------
            TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 5.4%
    4,250   Comtech Telecommunications Corp.*                            227,333
   14,400   D&E Communications, Inc.                                     204,768
    6,075   NICE Systems Ltd. ADR*                                       217,728
    9,050   NTELOS Holdings Corp.                                        266,612
   19,620   SRS Labs, Inc.*                                              143,815
                                                                    ------------
                                                                       1,060,256
                                                                    ------------
            TRANSPORTATION -- 4.0%
    7,270   Diana Shipping, Inc.                                         207,195
    2,930   GulfMark Offshore, Inc.*                                     142,574
    8,275   Horizon Lines, Inc.                                          252,635
    9,875   Kreisler Manufacturing Corp.*                                176,269
                                                                    ------------
                                                                         778,673
                                                                    ------------
            WASTE MANAGEMENT -- 1.1%
   22,575   Darling International, Inc.*                                 223,267
                                                                    ------------
            TOTAL COMMON STOCKS (COST $15,642,581)                    19,648,984
                                                                    ------------
            MONEY MARKET FUNDS -- 0.2%
   46,161   FBR Fund for Government Investors                             46,161
                                                                    ------------
            TOTAL INVESTMENTS -- 100.2%                               19,695,145
               (COST $15,688,742)
            Liabilities in Excess of Other Assets -- (0.2%)              (48,261)
                                                                    ------------
            NET ASSETS -- 100.0%                                    $ 19,646,884
                                                                    ============

*    Non-Income producing.

ADR -- American Depositary Receipts

See Notes to Portfolio of Investments.

                                                     NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

FUNDAMENTAL 'A' PORTFOLIO

  Shares                                                            Market Value
---------                                                           ------------
            COMMON STOCKS -- 94.1%
            APPAREL -- 5.7%
   10,025   Crocs, Inc.*                                            $    674,182
   11,875   Guess?, Inc.                                                 582,231
                                                                    ------------
                                                                       1,256,413
                                                                    ------------
            CHEMICALS -- 3.3%
   27,575   KMG Chemicals, Inc.                                          721,914
                                                                    ------------
            COMPUTER SOFTWARE & SERVICES -- 8.7%
   11,200   Shanda Interactive Entertainment Ltd. ADR*                   416,752
    6,500   Sigma Designs, Inc.*                                         313,560
    8,400   Synaptics, Inc.*                                             401,184
   22,087   VASCO Data Security International, Inc.*                     779,892
                                                                    ------------
                                                                       1,911,388
                                                                    ------------
            ELECTRONIC INSTRUMENTS & CONTROLS -- 6.7%
   14,130   FARO Technologies, Inc.*                                     623,840
   15,045   FLIR Systems, Inc.*                                          833,342
                                                                    ------------
                                                                       1,457,182
                                                                    ------------
            FOOD, BEVERAGE & TOBACCO -- 1.8%
    8,200   The Andersons, Inc.                                          393,764
                                                                    ------------
            INSURANCE -- 5.0%
   17,250   Life Partners Holdings, Inc.                                 580,463
    8,900   RLI Corp.                                                    504,808
                                                                    ------------
                                                                       1,085,271
                                                                    ------------
            IRON & STEEL -- 4.9%
   14,560   AK Steel Holding Corp.*                                      639,912
    8,300   Mechel ADR                                                   423,300
                                                                    ------------
                                                                       1,063,212
                                                                    ------------
            MEDIA -- 4.4%
   92,800   Gemstar-TV Guide International, Inc.*                        645,888
    2,500   Liberty Media Corp. Capital - Class A*                       312,075
                                                                    ------------
                                                                         957,963
                                                                    ------------

            MISCELLANEOUS FABRICATED PRODUCTS -- 8.6%
    7,590   ArcelorMittal ADR                                            594,752
   10,425   CommScope, Inc.*                                             523,752
   14,050   McDermott International, Inc.*                               759,824
                                                                    ------------
                                                                       1,878,328
                                                                    ------------
            OIL/GAS -- 12.7%
    6,700   Frontier Oil Corp.                                           278,988
    4,500   Holly Corp.                                                  269,235
    6,530   National-Oilwell Varco, Inc.*                                943,584
    6,800   Petro-Canada                                                 390,252
    4,595   Transocean, Inc.*                                            519,465
    9,200   Western Refining, Inc.                                       373,336
                                                                    ------------
                                                                       2,774,860
                                                                    ------------
            PRODUCER MANUFACTURING -- 9.5%
   11,555   Perini Corp.*                                                646,271
    5,235   Precision Castparts Corp.                                    774,675
   14,780   The Manitowoc Co., Inc.                                      654,458
                                                                    ------------
                                                                       2,075,404
                                                                    ------------
            REGIONAL BANKS -- 2.6%
    4,400   Unibanco - Uniao de Bancos Brasileiros S.A. ADR              578,820
                                                                    ------------
            SEMICONDUCTORS -- 7.7%
    9,880   LAM Research Corp.*                                          526,209
   10,605   MEMC Electronic Materials, Inc.*                             624,210
   14,900   NVIDIA Corp.*                                                539,976
                                                                    ------------
                                                                       1,690,395
                                                                    ------------
            TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 8.9%
   15,425   Comtech Telecommunications Corp.*                            825,084
   15,740   Nokia Oyj ADR                                                597,018
   22,985   Tele Norte Leste Participacoes S.A. (Telemar) ADR            516,243
                                                                    ------------
                                                                       1,938,345
                                                                    ------------
            WASTE MANAGEMENT -- 3.6%
   79,855   Darling International, Inc.*                                 789,766
                                                                    ------------
            TOTAL COMMON STOCKS (COST $18,021,327)                    20,573,025
                                                                    ------------
            MONEY MARKET FUNDS -- 5.3%
1,161,444   FBR Fund for Government Investors                          1,161,444
                                                                    ------------
            TOTAL INVESTMENTS -- 99.4%                                21,734,469
               (COST $19,182,771)
            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                129,124
                                                                    ------------
            NET ASSETS -- 100.0%                                    $ 21,863,593
                                                                    ============

*    Non-Income producing.

ADR -- American Depositary Receipts

See Notes to Portfolio of Investments.

                                                     NAVELLIER PERFORMANCE FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2007 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Navellier Performance Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of September 30, 2007, the Navellier Performance Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                    FEDERAL     GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
                                   TAX COST       APPRECIATION       DEPRECIATION      APPRECIATION
                                 ------------   ----------------   ----------------   --------------
Mid Cap Growth Portfolio         $157,858,354      $40,139,250       $(2,867,311)       $37,271,939
Aggressive Micro Cap Portfolio   $ 15,697,782      $ 4,922,092       $ (924,729)        $3,997,363
Fundamental 'A' Portfolio        $ 19,196,484      $ 2,882,680       $ (344,694)        $2,537,986

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  November 14, 2007              THE NAVELLIER PERFORMANCE FUNDS

                                      By:      /s/ Louis G. Navellier
                                               ---------------------------------
                                                  Louis G. Navellier
                                                  Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  November 14, 2007               By:    /s/ Louis G. Navellier
                                             -----------------------------------
                                                Louis G. Navellier
                                                Chief Executive Officer



Date:  November 14, 2007               By:    /s/ Arjen Kuyper
                                             -----------------------------------
                                                Arjen Kuyper
                                                Chief Financial Officer